GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE OF EXPENSE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
General And Administrative Expenses [Line Items ]
Depreciation of property, plant and equipment	$ 3,067,000	$ 1,972,000
Office and administration	21,899,000	11,728,000
Share-based compensation	2,490,000	2,776,000
Total General and Administrative Expenses	9,615,000	9,666,000
Discontinued operations [member]
General And Administrative Expenses [Line Items ]
Total General and Administrative Expenses	1,263,000	7,481,000
AEG
General And Administrative Expenses [Line Items ]
Expenses, by nature	(1,237,000)	(20,566,000)
Total General and Administrative Expenses	1,263,000	7,481,000
Corporate Level [Member]
General And Administrative Expenses [Line Items ]
Depreciation of plant and equipment and ROU assets	286,000	299,000
Amortization of intangible assets	3,000	10,000
Business development and investor relations	396,000	381,000
Office and administration	739,000	583,000
Professional and advisory	1,126,000	781,000
Regulatory	252,000	205,000
Salaries and contractors	3,418,000	3,176,000
Share-based compensation	3,314,000	3,977,000
Travel	81,000	254,000
Expenses, by nature	$ 9,615,000	$ 9,666,000